Long-Term Debt - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of long term debt [Line Items]
Description of compliance with covenants		The unsecured senior notes require Precision to comply with certain restrictive and financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event the Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict Precision’s ability to incur additional indebtedness.	The unsecured senior notes require Precision to comply with certain restrictive and financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event the Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict Precision’s ability to incur additional indebtedness.
Maximum Consolidated Interest Coverage Ratio to incur additional indebtedness		200.00%				200.00%
Description of compliance with covenants		The unsecured senior notes also contain a restricted payments covenant that limits Precision’s ability to make payments in the nature of dividends, distributions and for repurchases from shareholders. This restricted payments basket grows by, among other things, 50% of cumulative consolidated net earnings, and decreases by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. At December 31, 2020, the governing net restricted payments basket was negative $307 million (2019 – negative $517 million), therefore limiting us from making any further dividend payments or share repurchases until the governing restricted payments basket once again becomes positive. During 2020, pursuant to the indentures governing the unsecured senior notes, Precision used the available general restricted payments basket to facilitate the repurchase and cancellation of its common shares.	The unsecured senior notes also contain a restricted payments covenant that limits Precision’s ability to make payments in the nature of dividends, distributions and for repurchases from shareholders. This restricted payments basket grows by, among other things, 50% of cumulative consolidated net earnings, and decreases by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. At December 31, 2020, the governing net restricted payments basket was negative $307 million (2019 – negative $517 million), therefore limiting us from making any further dividend payments or share repurchases until the governing restricted payments basket once again becomes positive. During 2020, pursuant to the indentures governing the unsecured senior notes, Precision used the available general restricted payments basket to facilitate the repurchase and cancellation of its common shares.
Net restricted payments basket		$ (307,000)		$ (517,000)
Proportion of ownership interest in subsidiary		100.00%	100.00%
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Borrowings maximum borrowing capacity						$ 500,000,000
Adjusted EBITDA to interest expense coverage ratio		250.00%	250.00%
Credit facility amount withdrawn						75,000,000
Borrowings maximum available letters of credit						200,000,000
Outstanding letters of credit			$ 32,000,000		$ 25,000,000
Senior Credit Facility [Member] | Periods ending December 31, 2019 [Member]
Disclosure of long term debt [Line Items]
Adjusted EBITDA to interest expense coverage ratio		250.00%	250.00%
Senior Credit Facility [Member] | Periods ending March 31, 2020 [Member]
Disclosure of long term debt [Line Items]
Adjusted EBITDA to interest expense coverage ratio		250.00%	250.00%
Senior Credit Facility [Member] | Periods ending April 1, 2019 [Member]
Disclosure of long term debt [Line Items]
Adjusted EBITDA to interest expense coverage ratio		175.00%	175.00%
Senior Credit Facility [Member] | Future Assets [Member]
Disclosure of long term debt [Line Items]
Borrowings additional borrowing capacity						300,000,000
Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Credit facility amount withdrawn						$ 11,000,000
Borrowing capacity	$ 11,000,000
Facility maturity period		2025-11	2025-11
Amortization period of principal and interest payments	15 years
Minimum threshold to consolidated interest coverage ratio	115.00%
7.75% Senior Notes Due 2023 [Member]
Disclosure of long term debt [Line Items]
Interest rate		7.75%				7.75%
Maturity date		December 15, 2023	December 15, 2023
Borrowings frequency of periodic payments		Interest is payable semi-annually on June15 and December15 of each year.	Interest is payable semi-annually on June15 and December15 of each year.
Repurchased and cancelled						$ 59,000,000	$ 5,000,000
Gain on repurchase		$ 18
7.75% Senior Notes Due 2023 [Member] | Any time on or after December 15, 2021 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage		101.00%				101.00%
7.75% Senior Notes Due 2023 [Member] | Bottom Of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after December 15, 2019 and before December 15, 2021 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage		101.938%				101.938%
7.75% Senior Notes Due 2023 [Member] | Top of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after December 15, 2019 and before December 15, 2021 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage		103.875%				103.875%
6.5% Senior Notes Due 2021 [Member]
Disclosure of long term debt [Line Items]
Interest rate		6.50%				6.50%
Maturity date		December 15, 2021	December 15, 2021
Repurchased and cancelled						$ 3,000,000
Gain on repurchase			$ 1,000,000		1,000,000
Redemptions of unsecured seniors			$ 88,000,000		$ 75,000,000
6.5% Senior Notes Due 2021 [Member] | After December 15, 2019 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage		101.00%				101.00%
5.25% Senior Notes Due 2024 [Member]
Disclosure of long term debt [Line Items]
Interest rate		5.25%				5.25%
Maturity date		November 15, 2024	November 15, 2024
Borrowings frequency of periodic payments		Interest is payable semi-annually on May 15 and November 15 of each year.	Interest is payable semi-annually on May 15 and November 15 of each year.
Repurchased and cancelled						$ 44,000,000	43,000,000
Gain on repurchase		$ 16,000		5,000
5.25% Senior Notes Due 2024 [Member] | Any time on or after May 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage		101.00%				101.00%
5.25% Senior Notes Due 2024 [Member] | Top of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after May 15, 2019 and before May 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage		102.625%				102.625%
5.25% Senior Notes Due 2024 [Member] | Events After Reporting Period [Member] | Bottom Of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after May 15, 2019 and before May 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage		100.875%				100.875%
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Interest rate		7.125%				7.125%
Maturity date		January 15, 2026	January 15, 2026
Borrowings frequency of periodic payments		Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.	Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.
Repurchased and cancelled						$ 22,000,000	$ 30,000,000
Gain on repurchase		$ 9,000		$ 1,000
7.125% Senior Notes Due 2026 [Member] | Prior to November 15, 2020, Precision may redeem up to 35% of the 7.125% senior notes due 2026 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage		107.125%				107.125%
Borrowings maximum percentage of principal amount redeemed		35.00%				35.00%
7.125% Senior Notes Due 2026 [Member] | Prior to November 15, 2020, Precision may redeem these notes in whole or in part [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage		100.00%				100.00%
7.125% Senior Notes Due 2026 [Member] | Any time on or after November 15, 2023 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage		101.00%				101.00%
7.125% Senior Notes Due 2026 [Member] | Bottom Of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after November 15, 2020 and before November 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage		101.781%				101.781%
7.125% Senior Notes Due 2026 [Member] | Top of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after November 15, 2020 and before November 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage		105.344%				105.344%